MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND          Two World Trade Center,
LETTER TO THE SHAREHOLDERS February 28, 2001            New York, New York 10048

DEAR SHAREHOLDER:

The 12-month period ended February 28, 2001, witnessed a reversal in the long-running dominance of growth investing over value investing. The decline of growth stocks was brought about by a confluence of events early in the fiscal year that raised concerns about a slowdown in the deployment of new technology, which in turn led to a sharp correction in the Nasdaq composite index and new-economy stocks. First, the Department of Justice moved to split up Microsoft. Second, President Clinton spoke of potential controls on the patenting of intellectual property in the genomics area. Additionally, the Federal Reserve Board raised the federal funds rate a total of 75 basis points early in the period, prompted by evidence that the economy was overheating.

Toward the end of calendar year 2000, the economy began to show signs of decelerating as retail sales, construction spending and employment registered weaker numbers than expected. In response to the weakening in the economy, the Fed lowered the federal funds rate 100 basis points in January 2001, offsetting its earlier increases.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended February 28, 2001, Morgan Stanley Dean Witter S&P 500 Select Fund's Class A, B, C and D shares posted total returns of -11.37 percent, -12.02 percent, -11.86 percent and -11.19 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500) returned -8.19 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

The Fund seeks to deliver investment performance, before expenses, that is higher than the total return of the S&P 500 by investing in the common stocks of selected companies included in the Index. The Fund seeks to select or overweight favorable companies based upon the investment

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
LETTER TO THE SHAREHOLDERS February 28, 2001, continued


recommendations from the equity research departments of recognized investment banking firms, including Morgan Stanley Dean Witter & Co., as well as its own investment analysis. Based on these criteria, the Fund ended the period slightly overweighted in capital goods and slightly underweighted in basic materials, consumer cyclicals and energy. Its underweighting in energy, a sector that performed well during the period, contributed to the Fund's underperformance relative to the S&P 500. The Fund remained diversified across a broad range of industries and companies in an effort to reduce the volatility of specific sectors.

LOOKING AHEAD

With inflation seemingly poised to remain low amid continued weakness in the economy, we anticipate that we may see further interest-rate reductions by the Federal Reserve Board. At the end of the Fund's fiscal year there was a lively debate among economists on whether the economy was in a recession and what shape any ensuing economic recovery might take. Regardless of the outcome, we believe that the long-term outlook for the financial markets and the economy is favorable.

We appreciate your ongoing support of Morgan Stanley Dean Witter S&P 500 Select Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                     /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

                   MORGAN STANLEY DEAN WITTER S&P 500 SELECT
                       FUND PERFORMANCE February 28, 2001
                           GROWTH OF $10,000 CLASS B


                         Class A    Class B    Class C    Class D     S&P 500
--------------------------------------------------------------------------------
 September 28, 1998       9,475     10,000     10,000      10,000     10,000
--------------------------------------------------------------------------------
 September 30, 1998       9,191      9,700      9,700       9,700      9,699
--------------------------------------------------------------------------------
 November 30, 1998       10,508     11,080     11,080      11,100     11,122
--------------------------------------------------------------------------------
 February 28, 1999       11,211     11,796     11,794      11,838     11,874
--------------------------------------------------------------------------------
 May 31, 1999            11,743     12,327     12,325      12,410     12,524
--------------------------------------------------------------------------------
 August 31, 1999         11,957     12,522     12,530      12,646     12,743
--------------------------------------------------------------------------------
 November 30, 1999       12,615     13,195     13,204      13,351     13,446
--------------------------------------------------------------------------------
 February 29, 2000       12,500     13,055     13,053      13,240     13,266
--------------------------------------------------------------------------------
 May 31, 2000            13,025     13,568     13,566      13,794     13,836
--------------------------------------------------------------------------------
 August 31, 2000         13,884     14,443     14,440      14,722     14,822
--------------------------------------------------------------------------------
 November 30, 2000       11,861     12,310     12,309      12,585     12,878
--------------------------------------------------------------------------------
 February 28, 2001       11,078(3)  11,186(3)  11,504(3)   11,759(3)  12,179
--------------------------------------------------------------------------------


  ----------------------------------------------------------------------------
    --- Class A   --- Class B   --- Class C   --- Class D   --- S&P 500 (4)
  ----------------------------------------------------------------------------


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                           CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (11.37)%(1)         (16.03)%(2)
Since Inception (9/28/98)         6.67 %(1)           4.32 %(2)


                          CLASS B SHARES**
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (12.02)%(1)         (16.42)%(2)
Since Inception (9/28/98)         5.89 %(1)           4.74 %(2)


                          CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (11.86)%(1)         (12.75)%(2)
Since Inception (9/28/98)         5.96 %(1)           5.96 %(2)


                          CLASS D SHARES++
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (11.19)%(1)
Since Inception (9/28/98)         6.92 %(1)

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 28, 2001.
(4) The Standard & Poor's 500 Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001

    NUMBER OF
      SHARES                                                     VALUE
-----------------                                             -----------
                    COMMON STOCKS AND WARRANTS (95.7%)
                    Advertising/Marketing
                      Services (0.3%)
    3,419           Interpublic Group of Companies, Inc.      $   128,554
    1,981           Omnicom Group, Inc. ...................       179,657
                                                              -----------
                                                                  308,211
                                                              -----------
                    Aerospace & Defense (1.1%)
  10,290            Boeing Co. ............................       640,038
   2,142            General Dynamics Corp. ................       146,042
   1,115            Goodrich (B.F.) Co. (The) .............        45,091
   3,379            Lockheed Martin Corp. .................       126,577
     647            Northrop Grumman Corp. ................        60,786
   3,465            Raytheon Co. (Class B) ................       115,073
   1,147            Textron, Inc. .........................        60,768
                                                              -----------
                                                                1,194,375
                                                              -----------
                    Agricultural Commodities/
                      Milling (0.1%)
   5,125            Archer-Daniels-Midland Co. ............        77,131
                                                              -----------
                    Air Freight/Couriers (0.1%)
   2,334            FedEx Corp.* ..........................        95,531
                                                              -----------
                    Airlines (0.3%)
   1,939            AMR Corp.* ............................        64,472
   1,526            Delta Air Lines, Inc. .................        64,275
   8,265            Southwest Airlines Co. ................       153,729
                                                              -----------
                                                                  282,476
                                                              -----------
                    Alternative Power Generation (0.4%)
   5,302            AES Corp. (The)* ......................       286,149
   2,992            Calpine Corp.* ........................       133,114
                                                              -----------
                                                                  419,263
                                                              -----------
                    Aluminum (0.4%)
   3,417            Alcan Aluminium, Ltd. (Canada) ........       126,053
   9,826            Alcoa, Inc. ...........................       351,378
                                                              -----------
                                                                  477,431
                                                              -----------
                    Apparel/Footwear (0.2%)
     623            Liz Claiborne, Inc. ...................        30,340
   3,561            Nike, Inc. (Class B) ..................       139,057
   1,056            VF Corp. ..............................        38,111
                                                              -----------
                                                                  207,508
                                                              -----------
                    Apparel/Footwear Retail (0.3%)
   6,804            Gap, Inc. (The) .......................       185,341
   5,079            Limited, Inc. (The) ...................        89,644
   2,932            TJX Companies, Inc. (The) .............        89,661
                                                              -----------
                                                                  364,646
                                                              -----------

    NUMBER OF
      SHARES                                                     VALUE
-----------------                                             -----------
                    Auto Parts: O.E.M. (0.3%)
   7,969            Delphi Automotive Systems Corp.           $   111,805
     829            Eaton Corp. ...........................        58,983
     917            Johnson Controls, Inc. ................        60,962
   1,623            TRW Inc. ..............................        63,362
   1,182            Visteon Corp. .........................        17,021
                                                              -----------
                                                                  312,133
                                                              -----------
                    Beverages: Alcoholic (0.5%)
  10,431            Anheuser-Busch Companies, Inc. ........       455,835
     494            Brown-Forman Corp. (Class B) ..........        31,369
     398            Coors (Adolph) Co. (Class B) ..........        26,646
                                                              -----------
                                                                  513,850
                                                              -----------
                    Beverages: Non-Alcoholic (1.6%)
  19,574            Coca-Cola Co. .........................     1,038,009
   3,567            Coca-Cola Enterprises Inc. ............        80,971
  15,476            PepsiCo, Inc. .........................       713,134
                                                              -----------
                                                                1,832,114
                                                              -----------
                    Biotechnology (1.0%)
  12,673            Amgen Inc.* ...........................       913,248
   1,109            Biogen, Inc.* .........................        79,363
   2,480            MedImmune, Inc.* ......................       108,345
                                                              -----------
                                                                1,100,956
                                                              -----------
                    Broadcasting (0.4%)
   6,586            Clear Channel Communications,
                      Inc.* ...............................       376,390
   3,350            Univision Communications, Inc.
                      (Class A)* ..........................       110,550
                                                              -----------
                                                                  486,940
                                                              -----------
                    Building Products (0.1%)
   5,507            Masco Corp. ...........................       128,699
                                                              -----------
                    Cable/Satellite TV (0.4%)
  10,296            Comcast Corp. (Class A Special)* ......       445,945
                                                              -----------
                    Casino/Gaming (0.0%)
   1,514            Harrah's Entertainment, Inc.* .........        46,964
                                                              -----------
                    Chemicals: Major Diversified (0.6%)
   4,875            Dow Chemical Co. (The) ................       159,949
   8,831            Du Pont (E.I.) de Nemours & Co.,
                      Inc. ................................       385,826
     742            Eastman Chemical Co. ..................        38,176
   1,477            Hercules Inc.* ........................        20,796
   1,765            Rohm & Haas Co. .......................        64,864
                                                              -----------
                                                                  669,611
                                                              -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001, continued


    NUMBER OF
      SHARES                                                       VALUE
-----------------                                               -----------
                    Chemicals: Specialty (0.2%)
    2,065           Air Products & Chemicals, Inc. ..........   $    83,736
      903           Engelhard Corp. .........................        21,609
      280           FMC Corp.* ..............................        21,493
    1,894           Praxair, Inc. ...........................        84,472
                                                                -----------
                                                                    211,310
                                                                -----------
                    Commercial Printing/Forms (0.0%)
    1,291           Deluxe Corp. ............................        31,436
                                                                -----------
                    Computer Communications (1.7%)
    2,336           Avaya Inc.* .............................        32,704
    1,436           Cabletron Systems, Inc.* ................        19,314
  78,717            Cisco Systems, Inc.* ....................     1,864,609
                                                                -----------
                                                                  1,916,627
                                                                -----------
                    Computer Peripherals (1.2%)
  25,032            EMC Corp.* ..............................       995,272
   1,006            Lexmark International, Inc. * ...........        52,312
     921            McData Corp. (Class A)* .................        16,469
   3,605            Network Appliance, Inc.* ................       107,249
   1,022            QLogic Corp.* ...........................        38,197
   1,670            Symbol Technologies, Inc. ...............        77,404
                                                                -----------
                                                                  1,286,903
                                                                -----------
                    Computer Processing
                      Hardware (3.3%)
  15,494            Compaq Computer Corp. ...................       312,979
  27,764            Dell Computer Corp.* ....................       607,337
   3,480            Gateway, Inc.* ..........................        59,856
  18,104            Hewlett-Packard Co. .....................       522,300
  14,038            International Business Machines
                      Corp. .................................     1,402,396
     996            NCR Corp.* ..............................        43,824
   6,529            Palm, Inc.* .............................       113,441
  29,011            Sun Microsystems, Inc.* .................       576,594
                                                                -----------
                                                                  3,638,727
                                                                -----------
                    Construction Materials (0.0%)
     700            Vulcan Materials Co. ....................        29,631
                                                                -----------
                    Consumer Sundries (0.0%)
     425            American Greetings Corp. (Class A) ......         5,550
                                                                -----------
                    Containers/Packaging (0.1%)
     851            Ball Corp. ..............................        35,231
     434            Bemis Company, Inc. .....................        14,765
     895            Pactiv Corp.* ...........................        12,038
     779            Sealed Air Corp.* .......................        30,498
     649            Temple-Inland, Inc. .....................        30,886
                                                                -----------
                                                                    123,418
                                                                -----------

    NUMBER OF
      SHARES                                                       VALUE
-----------------                                               -----------
                    Contract Drilling (0.3%)
   1,636            Nabors Industries, Inc.* ................   $    92,761
   1,501            Noble Drilling Corp.* ...................        69,872
   1,117            Rowan Companies, Inc.* ..................        31,890
   2,406            Transocean Sedco Forex Inc. .............       115,801
                                                                -----------
                                                                    310,324
                                                                -----------
                    Data Processing Services (0.7%)
   4,948            Automatic Data Processing, Inc. .........       291,932
   1,728            Ceridian Corp.* .........................        34,957
   4,662            First Data Corp. ........................       287,925
   2,884            Paychex, Inc. ...........................       115,180
                                                                -----------
                                                                    729,994
                                                                -----------
                    Department Stores (0.4%)
   1,786            Federated Department Stores, Inc.* ......        86,353
   4,384            Kohl's Corp.* ...........................       288,949
   2,927            May Department Stores Co. ...............       115,880
                                                                -----------
                                                                    491,182
                                                                -----------
                    Discount Stores (2.2%)
     817            Consolidated Stores Corp.* ..............        12,672
   3,522            Dollar General Corp. ....................        65,509
  10,606            Target Corp. ............................       413,634
  39,705            Wal-Mart Stores, Inc. ...................     1,988,823
                                                                -----------
                                                                  2,480,638
                                                                -----------
                    Drugstore Chains (0.6%)
   4,475            CVS Corp. ...............................       272,975
   8,048            Walgreen Co. ............................       356,687
                                                                -----------
                                                                    629,662
                                                                -----------
                    Electric Utilities (2.0%)
   1,595            Allegheny Energy, Inc. ..................        75,683
   1,555            CMS Energy Corp. ........................        45,950
   1,999            Constellation Energy Group, Inc. ........        85,357
   3,254            Dominion Resources, Inc. ................       213,332
   1,467            DTE Energy Co. ..........................        53,267
   8,678            Duke Energy Corp. .......................       353,628
   3,614            Edison International ....................        53,849
   3,257            Entergy Corp. ...........................       126,469
   4,773            Exelon Corp. ............................       312,011
   3,436            PG & E Corp.* ...........................        47,967
     943            Pinnacle West Capital Corp. .............        43,802
   1,814            PPL Corp. ...............................        82,882
   2,396            Public Service Enterprise Group, Inc.           107,365
   3,348            Reliant Energy, Inc. ....................       140,649
   7,043            Southern Co. (The) ......................       217,981
   2,988            TXU Corp. ...............................       123,225
   3,726            Xcel Energy, Inc. .......................       105,073
                                                                -----------
                                                                  2,188,490
                                                                -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001, continued


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                                -----------
                    Electrical Products (0.4%)
    794             Cooper Industries, Inc. ..................   $    34,142
  4,944             Emerson Electric Co. .....................       330,754
  2,190             Molex Inc. ...............................        79,524
    462             National Service Industries, Inc. ........        11,167
    793             Power-One, Inc.* .........................        14,076
                                                                 -----------
                                                                     469,663
                                                                 -----------
                    Electronic Components (0.3%)
  2,502             Jabil Circuit, Inc.* .....................        56,245
  3,439             Sanmina Corp.* ...........................       102,525
  6,934             Solectron Corp.* .........................       188,951
                                                                 -----------
                                                                     347,721
                                                                 -----------
                    Electronic Equipment/
                      Instruments (0.6%)
  5,239             Agilent Technologies, Inc.* ..............       188,604
15,583              JDS Uniphase Corp.* ......................       416,845
   597              PerkinElmer, Inc. ........................        43,712
 1,174              Tektronix, Inc.* .........................        28,986
                                                                 -----------
                                                                     678,147
                                                                 -----------
                    Electronic Production
                      Equipment (0.3%)
 5,992              Applied Materials, Inc.* .................       253,162
 1,438              KLA-Tencor Corp.* ........................        51,408
   759              Novellus Systems, Inc.* ..................        29,316
                                                                 -----------
                                                                     333,886
                                                                 -----------
                    Electronics/Appliance Stores (0.2%)
 2,584              Best Buy Co., Inc.* ......................       105,841
 2,379              RadioShack Corp. .........................       101,821
                                                                 -----------
                                                                     207,662
                                                                 -----------
                    Electronics/Appliances (0.0%)
   547              Whirlpool Corp. ..........................        28,920
                                                                 -----------
                    Engineering & Construction (0.0%)
   520              Flour Corp.* .............................        19,822
                                                                 -----------
                    Environmental Services (0.1%)
 1,017              Allied Waste Industries, Inc.* ...........        16,425
 4,797              Waste Management, Inc. ...................       121,700
                                                                 -----------
                                                                     138,125
                                                                 -----------
                    Finance/Rental/Leasing (2.3%)
 2,321              Capital One Financial Corp. ..............       128,235
 2,245              CIT Group, Inc. (The) (Series A) .........        51,859
   680              Countrywide Credit Industries, Inc. ......        30,076
12,818              Fannie Mae ...............................     1,021,595
 8,802              Freddie Mac ..............................       579,612
 4,059              Household International, Inc. ............       235,097
 9,034              MBNA Corp. ...............................       297,038
 3,369              Providian Financial Corp. ................       168,484


    NUMBER OF
      SHARES                                                       VALUE
-----------------                                                -----------
   507              Ryder System, Inc. .......................   $    10,404
 1,458              USA Education Inc. .......................       105,749
                                                                 -----------
                                                                   2,628,149
                                                                 -----------
                    Financial Conglomerates (4.2%)
12,164              American Express Co. .....................       533,756
62,245              Citigroup, Inc. ..........................     3,061,209
22,976              J.P. Morgan Chase & Co. ..................     1,072,060
                                                                 -----------
                                                                   4,667,025
                                                                 -----------
                    Financial Publishing/Services (0.2%)
 1,657              Equifax, Inc. ............................        50,224
 2,721              McGraw-Hill Companies, Inc.
                      (The) ..................................       160,430
 1,995              Moody's Corp. ............................        53,785
                                                                 -----------
                                                                     264,439
                                                                 -----------
                    Food Distributors (0.1%)
   878              Supervalu, Inc. ..........................        12,318
 5,434              SYSCO Corp. ..............................       148,131
                                                                 -----------
                                                                     160,449
                                                                 -----------
                    Food Retail (0.6%)
10,551              Kroger Co.* ..............................       255,756
 6,695              Safeway Inc.* ............................       363,605
                                                                 -----------
                                                                     619,361
                                                                 -----------
                    Food: Major Diversified (1.0%)
 4,404              General Mills, Inc. ......................       197,519
 3,689              Heinz (H.J.) Co. .........................       157,078
 3,847              Quaker Oats Company (The) ................       375,159
 4,514              Ralston-Ralston Purina Group .............       140,747
10,568              Sara Lee Corp. ...........................       229,220
                                                                 -----------
                                                                   1,099,723
                                                                 -----------
                    Food: Meat/Fish/Dairy (0.1%)
 6,145              ConAgra, Inc. ............................       120,934
                                                                 -----------
                    Food: Specialty/Candy (0.2%)
 1,427              Hershey Foods Corp. ......................        91,456
 1,321              Wrigley (Wm.) Jr. Co. ....................       123,012
                                                                 -----------
                                                                     214,468
                                                                 -----------
                    Forest Products (0.1%)
 2,092              Weyerhaeuser Co. .........................       112,424
                                                                 -----------
                    Gas Distributors (0.1%)
 1,148              KeySpan Corp. ............................        44,715
   275              Nicor Inc. ...............................        10,175
 1,729              NiSource Inc. ............................        49,501
   314              ONEOK, Inc. ..............................        13,800
   372              Peoples Energy Corp. .....................        14,564
 1,418              Sempra Energy ............................        31,692
                                                                 -----------
                                                                     164,447
                                                                 -----------


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001, continued


    NUMBER OF
      SHARES                                                           VALUE
-----------------                                                   -----------
                    Home Building (0.0%)
     698            Centex Corp. ................................   $    28,730
     405            KB HOME .....................................        11,320
     315            Pulte Corp. .................................        10,820
                                                                    -----------
                                                                         50,870
                                                                    -----------
                    Home Furnishings (0.1%)
   3,356            Leggett & Platt, Inc. .......................        64,905
                                                                    -----------
                    Home Improvement Chains (0.9%)
  18,138            Lowe's Companies, Inc. ......................     1,013,551
                                                                    -----------
                    Hospital/Nursing
                      Management (0.4%)
   6,483            HCA-The Healthcare Corp. ....................       256,727
   3,598            Tenet Healthcare Corp.* .....................       165,976
                                                                    -----------
                                                                         422,703
                                                                    -----------
                    Hotels/Resorts/Cruiselines (0.4%)
   7,337            Carnival Corp. ..............................       244,616
   2,560            Marriott International, Inc. (Class A) ......       109,261
   2,455            Starwood Hotels & Resorts
                      Worldwide, Inc. ...........................        85,679
                                                                    -----------
                                                                        439,556
                                                                    -----------
                    Household/Personal Care (1.7%)
     560            Alberto-Culver Co. (Class B) ................        22,434
   2,816            Avon Products, Inc. .........................       119,567
   1,238            Clorox Co. ..................................        44,518
   4,019            Colgate-Palmolive Co. .......................       237,322
   8,249            Gillette Co. ................................       268,175
     825            International Flavors &
                      Fragrances, Inc. ..........................        16,673
   6,439            Kimberly-Clark Corp. ........................       460,388
  10,708            Procter & Gamble Co. (The) ..................       754,914
                                                                    -----------
                                                                      1,923,991
                                                                    -----------
                    Industrial Conglomerates (6.7%)
115,446             General Electric Co.** ......................     5,368,239
  6,343             Honeywell International, Inc. ...............       296,282
    920             ITT Industries, Inc. ........................        37,306
  3,138             Minnesota Mining &
                      Manufacturing Co. .........................       353,810
 19,340             Tyco International Ltd. (Bermuda)                 1,056,931
  5,377             United Technologies Corp. ...................       418,922
                                                                    -----------
                                                                      7,531,490
                                                                    -----------
                    Industrial Machinery (0.3%)
  3,166             Illinois Tool Works Inc. ....................       191,701
  1,398             Ingersoll-Rand Co. ..........................        60,603
  1,442             Parker-Hannifin Corp. .......................        62,049
                                                                    -----------
                                                                        314,353
                                                                    -----------



    NUMBER OF
      SHARES                                                           VALUE
-----------------                                                   -----------
                    Industrial Specialties (0.3%)
  1,433             Ecolab, Inc. ................................   $    60,114
    428             Millipore Corp. .............................        22,470
  1,311             PPG Industries, Inc. ........................        66,992
  7,947             Sherwin-Williams Co. ........................       199,470
                                                                    -----------
                                                                        349,046
                                                                    -----------
                    Information Technology
                      Services (0.5%)
  1,720             Computer Sciences Corp.* ....................       102,701
  4,127             Electronic Data Systems Corp. ...............       263,426
  2,946             PeopleSoft, Inc.* ...........................        95,009
  1,164             Sapient Corp.* ..............................        14,987
  2,646             Unisys Corp.* ...............................        43,341
                                                                    -----------
                                                                        519,464
                                                                    -----------
                    Insurance Brokers/Services (0.3%)
  3,611             Marsh & McLennan Companies,
                      Inc. ......................................       386,377
                                                                    -----------
                    Integrated Oil (4.0%)
    744             Amerada Hess Corp. ..........................        53,568
  6,931             Chevron Corp. ...............................       593,709
  5,041             Conoco, Inc. (Class B) ......................       145,181
 27,558             Exxon Mobil Corp. ...........................     2,233,576
  1,987             Phillips Petroleum Co. ......................       105,927
 16,926             Royal Dutch Petroleum Co. (ADR)
                      (Netherlands) .............................       987,294
  5,766             Texaco, Inc. ................................       369,601
                                                                    -----------
                                                                      4,488,856
                                                                    -----------
                    Internet Software/Services (0.2%)
  3,113             BroadVision, Inc.* ..........................        22,569
  4,903             Siebel Systems, Inc.* .......................       187,540
  2,252             Yahoo! Inc.* ................................        53,626
                                                                    -----------
                                                                        263,735
                                                                    -----------
                    Investment Banks/Brokers (1.0%)
    955             Bear Stearns Companies, Inc.
                      (The) .....................................        49,832
  3,080             Lehman Brothers Holdings, Inc. ..............       211,442
 10,269             Merrill Lynch & Co., Inc. ...................       615,113
 13,592             Schwab (Charles) Corp. ......................       284,073
                                                                    -----------
                                                                      1,160,460
                                                                    -----------
                    Investment Managers (0.1%)
  2,940             Stilwell Financial, Inc. ....................        93,786
  1,205             T. Rowe Price Group Inc. ....................        43,003
                                                                    -----------
                                                                        136,789
                                                                    -----------
                    Life/Health Insurance (0.6%)
  2,177             AFLAC, Inc. .................................       130,968
  3,042             American General Corp. ......................       231,922


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001, continued


    NUMBER OF
      SHARES                                                      VALUE
-----------------                                               -----------
   912              Jefferson-Pilot Corp. ...................   $    61,569
 1,535              Lincoln National Corp. ..................        67,340
 3,020              MetLife, Inc. ...........................        93,167
   801              Torchmark Corp. .........................        27,859
 1,857              UnumProvident Corp. .....................        48,598
                                                                -----------
                                                                    661,423
                                                                -----------
                    Major Banks (4.0%)
 7,945              Bank of America Corp. ...................       396,853
10,149              Bank of New York Co., Inc. ..............       525,515
11,798              Bank One Corp. ..........................       416,115
 4,207              BB&T Corp. ..............................       151,999
 1,785              Comerica, Inc. ..........................       113,615
12,489              FleetBoston Financial Corp. .............       515,171
 6,866              Mellon Financial Corp. ..................       317,964
 3,831              PNC Financial Services Group, Inc. ......       266,255
 1,709              SouthTrust Corp. ........................        72,312
 3,127              SunTrust Banks, Inc. ....................       205,538
19,780              U.S. Bancorp ............................       458,893
21,261              Wells Fargo & Co. .......................     1,055,396
                                                                -----------
                                                                  4,495,626
                                                                -----------
                    Major Telecommunications (4.3%)
 3,622              ALLTEL Corp. ............................       194,501
14,725              BellSouth Corp. .........................       617,861
38,911              SBC Communications, Inc. ................     1,856,055
27,850              Sprint Corp. (FON Group) ................       622,726
30,457              Verizon Communications Inc. .............     1,507,622
                                                                -----------
                                                                  4,798,765
                                                                -----------
                    Managed Health Care (0.5%)
 1,872              CIGNA Corp. .............................       205,302
 4,991              UnitedHealth Group Inc. .................       295,617
 1,013              Wellpoint Health Networks, Inc.* ........       100,135
                                                                -----------
                                                                    601,054
                                                                -----------
                    Media Conglomerates (3.5%)
51,480              AOL Time Warner Inc.* ...................     2,266,664
25,417              Disney (Walt) Co. (The) .................       786,656
17,191              Viacom, Inc. (Class B)
                      (Non-Voting)* .........................       854,393
                                                                -----------
                                                                  3,907,713
                                                                -----------
                    Medical Distributors (0.4%)
 3,252              Cardinal Health, Inc. ...................       330,078
 3,212              McKesson HBOC, Inc. .....................        93,405
                                                                -----------
                                                                    423,483
                                                                -----------
                    Medical Specialties (1.8%)
 2,772              ALZA Corp. * ............................       109,633
 2,609              Applera Corp. - Applied
                      Biosystems Group ......................       180,282



    NUMBER OF
      SHARES                                                       VALUE
-----------------                                               -----------
   414              Bard (C.R.), Inc. .......................   $    18,369
 3,678              Baxter International, Inc. ..............       338,707
 1,978              Biomet, Inc. ............................        76,771
 3,717              Guidant Corp.* ..........................       189,455
17,437              Medtronic, Inc. .........................       892,426
 1,133              Pall Corp. ..............................        25,912
 1,004              St. Jude Medical, Inc.* .................        56,344
 2,190              Stryker Corp. ...........................       122,969
                                                                -----------
                                                                  2,010,868
                                                                -----------
                    Miscellaneous Commercial
                      Services (0.1%)
 1,850              Convergys Corp.* ........................        78,366
 1,676              Sabre Holdings Corp.* ...................        72,269
                                                                -----------
                                                                    150,635
                                                                -----------
                    Miscellaneous Manufacturing (0.2%)
   312              Crane Co. ...............................         8,315
 1,729              Danaher Corp. ...........................       109,688
 1,667              Dover Corp. .............................        63,946
 1,369              Thermo Electron Corp.* ..................        38,195
                                                                -----------
                                                                    220,144
                                                                -----------
                    Motor Vehicles (0.7%)
20,660              Ford Motor Co. ..........................       574,555
 4,670              Harley-Davidson, Inc. ...................       202,445
                                                                -----------
                                                                    777,000
                                                                -----------
                    Multi-Line Insurance (2.2%)
26,661              American International Group, Inc.            2,180,870
 2,660              Hartford Financial Services
                      Group, Inc. (The) .....................       169,841
   845              Loews Corp. .............................        91,826
                                                                -----------
                                                                  2,442,537
                                                                -----------
                        Office Equipment/Supplies (0.1%)
 1,484              Avery Dennison Corp. ....................        78,652
 2,066              Pitney Bowes, Inc. ......................        70,347
                                                                -----------
                                                                    148,999
                                                                -----------
                    Oil & Gas Pipelines (1.2%)
 3,476              Dynegy, Inc. (Class A) ..................       163,372
 5,581              El Paso Energy Corp. ....................       392,344
 8,560              Enron Corp. .............................       586,360
 5,307              Williams Companies, Inc. (The) ..........       221,302
                                                                -----------
                                                                  1,363,378
                                                                -----------
                    Oil & Gas Production (0.8%)
 2,605              Anardarko Petroleum Corp. ...............       162,813
 1,293              Apache Corp. ............................        75,899
 2,183              Burlington Resources, Inc. ..............        98,104
 1,382              Devon Energy Corp. ......................        78,774
 1,426              EOG Resources, Inc. .....................        62,174



                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001, continued


    NUMBER OF
      SHARES                                                      VALUE
-----------------                                               -----------
    1,110           Kerr-McGee Corp. ........................   $    71,750
  10,952            Occidental Petroleum Corp. ..............       262,738
   2,047            Unocal Corp. ............................        72,177
                                                                -----------
                                                                    884,429
                                                                -----------
                    Oil Refining/Marketing (0.2%)
     574            Ashland, Inc. ...........................        22,277
     892            Sunoco, Inc. ............................        29,650
   1,477            Tosco Corp. .............................        59,154
   2,790            USX-Marathon Group ......................        77,060
                                                                -----------
                                                                    188,141
                                                                -----------
                    Oilfield Services/Equipment (0.6%)
   3,901            Baker Hughes Inc. .......................       152,919
   4,989            Halliburton Co. .........................       198,662
   4,525            Schlumberger Ltd. .......................       288,469
                                                                -----------
                                                                    640,050
                                                                -----------
                    Other Consumer Services (0.1%)
     822            Block (H.&R.), Inc. .....................        40,525
   7,594            Cendant Corp.* ..........................        99,330
                                                                -----------
                                                                    139,855
                                                                -----------
                    Other Consumer Specialties (0.1%)
   3,557            Fortune Brands, Inc. ....................       120,155
                                                                -----------
                    Other Metals/Minerals (0.1%)
   1,768            Inco Ltd. (Canada)* .....................        31,630
     539            Phelps Dodge Corp. ......................        24,794
                                                                -----------
                                                                     56,424
                                                                -----------
                    Packaged Software (4.7%)
   2,763            Adobe Systems, Inc. .....................        80,300
     420            Autodesk, Inc. ..........................        16,013
   2,515            Intuit Inc.* ............................       103,429
     958            Mercury Interactive Corp.* ..............        60,294
  57,717            Microsoft Corp.* ........................     3,405,303
  61,796            Oracle Corp.* ...........................     1,174,124
   2,514            Parametric Technology Corp.* ............        33,468
   5,590            Veritas Software Corp.* .................       363,001
                                                                -----------
                                                                  5,235,932
                                                                -----------
                    Pharmaceuticals: Generic
                      Drugs (0.1%)
   1,211            Watson Pharmaceuticals, Inc.* ...........        67,211
                                                                -----------
                    Pharmaceuticals: Major (9.1%)
  17,785            Abbott Laboratories .....................       871,287
  10,233            American Home Products Corp. ............       632,092
  17,225            Bristol-Myers Squibb Co. ................     1,092,237
  11,040            Johnson & Johnson .......................     1,074,523
   8,901            Lilly (Eli) & Co. .......................       707,273
  18,181            Merck & Co., Inc. .......................     1,458,116
  70,426            Pfizer, Inc. ............................     3,169,170


    NUMBER OF
      SHARES                                                       VALUE
-----------------                                               -----------
  13,793            Pharmacia Corp. .........................   $   713,098
  11,617            Schering-Plough Corp. ...................       467,584
                                                                -----------
                                                                 10,185,380
                                                                -----------
                    Pharmaceuticals: Other (0.3%)
   1,434            Allergan, Inc. ..........................       124,686
   2,204            Forest Laboratories, Inc.* ..............       153,244
   1,915            King Pharmaceuticals, Inc.* .............        87,899
                                                                -----------
                                                                    365,829
                                                                -----------
                    Precious Metals (0.1%)
   4,648            Barrick Gold Corp. (Canada) .............        75,298
   1,266            Freeport-McMoRan Copper &
                    Gold, Inc. (Class B)* ...................        17,787
   2,185            Newmont Mining Corp. ....................        36,817
   2,747            Placer Dome Inc. (Canada) ...............        25,739
                                                                -----------
                                                                    155,641
                                                                -----------
                    Property - Casualty Insurers (0.6%)
   8,539            Allstate Corp. (The) ....................       340,365
   1,397            Chubb Corp. (The) .......................       100,235
   1,321            Cincinnati Financial Corp. ..............        48,629
     556            Progressive Corp. .......................        55,044
   2,562            St. Paul Companies, Inc. ................       118,595
                                                                -----------
                                                                    662,868
                                                                -----------
                    Publishing: Books/Magazines (0.0%)
     289            Meredith Corp. ..........................        10,387
                                                                -----------
                    Publishing: Newspapers (0.4%)
     556            Dow Jones & Co., Inc. ...................        34,250
   2,821            Gannett Co., Inc. .......................       186,581
     620            Knight-Ridder, Inc. .....................        37,045
   1,953            New York Times Co. (The) (Class A) ......        86,323
   2,363            Tribune Co. .............................        95,938
                                                                -----------
                                                                    440,137
                                                                -----------
                    Pulp & Paper (0.3%)
     383            Boise Cascade Corp. .....................        12,287
   1,695            Georgia-Pacific Corp. ...................        50,867
   5,653            International Paper Co. .................       212,892
     693            Mead Corp. ..............................        18,981
     827            Westvaco Corp. ..........................        21,676
   1,183            Willamette Industries, Inc. .............        54,986
                                                                -----------
                                                                    371,689
                                                                -----------
                    Railroads (0.3%)
   3,362            Burlington Northern Santa Fe
                      Corp. .................................       100,894
   2,181            CSX Corp. ...............................        72,933
   2,057            Union Pacific Corp. .....................       113,012
                                                                -----------
                                                                    286,839
                                                                -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001, continued

    NUMBER OF
      SHARES                                                     VALUE
-----------------                                             -----------
                    Recreational Products (0.0%)
   723              Brunswick Corp. .......................   $    15,393
                                                              -----------
                    Regional Banks (0.3%)
 4,666              Fifth Third Bancorp ...................       251,089
 1,261              Union Planters Corp. ..................        47,994
                                                              -----------
                                                                  299,083
                                                              -----------
                    Restaurants (0.5%)
   794              Darden Restaurants, Inc. ..............        17,254
15,197              McDonald's Corp. ......................       446,792
 1,484              Starbucks Corp.* ......................        70,676
 1,017              Tricon Global Restaurants, Inc.* ......        39,155
 1,192              Wendy's International, Inc. ...........        29,502
                                                              -----------
                                                                  603,379
                                                              -----------
                    Savings Banks (0.4%)
 1,754              Charter One Financial, Inc. ...........        50,094
 1,307              Golden West Financial Corp. ...........        71,689
 6,362              Washington Mutual, Inc. ...............       326,816
                                                              -----------
                                                                  448,599
                                                              -----------
                    Semiconductors (3.1%)
 2,528              Advanced Micro Devices, Inc.* .........        54,352
 3,400              Altera Corp.* .........................        78,625
 4,131              Analog Devices, Inc.* .................       154,086
 2,361              Broadcom Corp. (Class A)* .............       116,279
 2,239              Conexant Systems, Inc.* ...............        27,428
72,095              Intel Corp. ...........................     2,059,213
 3,302              Linear Technology Corp. ...............       130,842
 2,528              LSI Logic Corp.* ......................        40,726
 2,449              Maxim Integrated Products, Inc.*              112,960
 3,808              Micron Technology, Inc.* ..............       130,310
13,740              Texas Instruments, Inc. ...............       406,017
 1,994              Vitesse Semiconductor Corp.* ..........        78,638
 2,939              Xilinx, Inc.* .........................       114,254
                                                              -----------
                                                                3,503,730
                                                              -----------
                    Services to the Health
                      Industry (0.2%)
 5,726              Healthsouth Corp.* ....................        91,158
 3,618              IMS Health Inc. .......................        97,324
                                                              -----------
                                                                  188,482
                                                              -----------
                    Specialty Insurance (0.2%)
 1,352              Ambac Financial Group, Inc. ...........        76,253
 1,126              MBIA, Inc. ............................        85,553
   895              MGIC Investment Corp. .................        51,865
                                                              -----------
                                                                  213,671
                                                              -----------
                    Specialty Stores (0.2%)
 1,462              AutoZone, Inc.* .......................        36,930
 3,344              Bed Bath & Beyond Inc.* ...............        82,346



    NUMBER OF
      SHARES                                                      VALUE
-----------------                                             -----------
 6,117              Staples, Inc.* ........................   $    90,990
 1,504              Tiffany & Co. .........................        46,789
                                                              -----------
                                                                  257,055
                                                              -----------
                    Specialty Telecommunications (1.2%)
 1,544              CenturyTel, Inc. ......................        44,498
31,129              Global Crossing Ltd. (Bermuda)* .......       505,224
21,709              Qwest Communications
                      International, Inc.* ................       802,582
                                                              -----------
                                                                1,352,304
                                                              -----------
                    Steel (0.1%)
   473              Allegheny Technologies Inc. ...........         8,382
   832              Nucor Corp. ...........................        36,774
   931              USX-U.S. Steel Group ..................        14,188
 1,014              Worthington Industries, Inc. ..........         9,988
                                                              -----------
                                                                   69,332
                                                              -----------
                    Telecommunication
                      Equipment (2.1%)
10,420              ADC Telecommunications, Inc.* .........       115,923
 1,329              Andrew Corp.* .........................        19,935
 2,244              Comverse Technology, Inc.* ............       168,160
12,147              Corning Inc. ..........................       329,184
42,101              Nortel Networks Corp. (Canada) ........       778,447
10,624              QUALCOMM Inc.* ........................       582,328
 2,275              Scientific-Atlanta, Inc. ..............       106,698
 5,665              Tellabs, Inc.* ........................       246,782
                                                              -----------
                                                                2,347,457
                                                              -----------
                    Tobacco (0.8%)
18,713              Philip Morris Companies, Inc. .........       901,592
                                                              -----------
                    Tools/Hardware (0.1%)
   657              Black & Decker Corp. ..................        27,272
   638              Snap-On, Inc. .........................        18,055
   733              Stanley Works .........................        25,508
                                                              -----------
                                                                   70,835
                                                              -----------
                    Trucks/Construction/Farm
                      Machinery (0.2%)
 2,958              Caterpillar, Inc. .....................       123,053
 1,744              Cummins Engine Co., Inc. ..............        64,441
 1,925              Deere & Co. ...........................        78,348
                                                              -----------
                                                                  265,842
                                                              -----------
                    Wireless Communications (0.4%)
 8,877              Nextel Communications, Inc.
                      (Class A)* ..........................       213,603
10,633              Sprint Corp. (PCS Group)* .............       267,739
                                                              -----------
                                                                  481,342
                                                              -----------
                    TOTAL COMMON STOCKS AND WARRANTS
                    (Cost $95,910,042) ....................   107,209,875
                                                              -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
PORTFOLIO OF INVESTMENTS February 28, 2001, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                        VALUE
-----------   ----------------------------------------------
              SHORT-TERM INVESTMENT (4.2%)
              REPURCHASE AGREEMENT
$  4,705      Joint repurchase agreement
              account 5.46% due 03/01/01
              (dated 02/28/01; proceeds
              $4,705,714) (a)
              (Cost $4,705,000) ..........   $  4,705,000
                                             ------------

TOTAL INVESTMENTS
(Cost $100,615,042)(b) .........    99.9%     111,914,875
OTHER ASSETS IN EXCESS OF
LIABILITIES ....................     0.1           71,936
                                   -----     ------------
NET ASSETS .....................   100.0%    $111,986,811
                                   =====     ============

--------------------------------

ADR  American Depository Receipt.
*    Non-income producing security.
** A portion of this security is segregated in connection with open futures contracts.
(a)  Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,574,536 and the aggregate gross unrealized depreciation is $7,274,703, resulting in net unrealized appreciation of $11,299,833.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2001:

                                    UNDERLYING
                 DESCRIPTION,          FACE
 NUMBER OF     DELIVERY MONTH,        AMOUNT        UNREALIZED
 CONTRACTS        AND YEAR           AT VALUE          LOSS
-----------   -----------------   -------------   --------------
     15        S&P 500 Index        $4,657,500      $(399,135)
                March/2001                          =========



                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001

ASSETS:
Investments in securities, at value
   (cost $100,615,042)..........................    $111,914,875
Receivable for:
     Shares of beneficial interest sold ........         188,907
     Dividends .................................         123,308
Prepaid expenses and other assets ..............          46,991
                                                    ------------
    TOTAL ASSETS ...............................     112,274,081
                                                    ------------
LIABILITIES:
Payable for :
  Plan of distribution fee .....................          83,325
  Variation margin on futures contracts ........          82,875
  Investment management fee ....................          54,850
  Shares of beneficial interest repurchased.....          25,259
Accrued expenses and other payables ............          40,961
                                                    ------------
    TOTAL LIABILITIES ..........................         287,270
                                                    ------------
    NET ASSETS .................................    $111,986,811
                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ................................    $106,452,080
Net unrealized appreciation ....................      10,900,698
Accumulated net realized loss ..................      (5,365,967)
                                                    ------------
    NET ASSETS .................................    $111,986,811
                                                    ============
CLASS A SHARES:
Net Assets .....................................      $6,114,994
Shares Outstanding (unlimited authorized, $.01
   par value) ..................................         526,489
    NET ASSET VALUE PER SHARE ..................          $11.61
                                                          ======
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset
        value) .................................          $12.25
                                                          ======
CLASS B SHARES:
Net Assets .....................................     $92,711,671
Shares Outstanding (unlimited authorized, $.01
   par value) ..................................       8,119,726
    NET ASSET VALUE PER SHARE ..................          $11.42
                                                          ======
CLASS C SHARES:
Net Assets .....................................      $7,733,627
Shares Outstanding (unlimited authorized, $.01
   par value) ..................................         676,312
  NET ASSET VALUE PER SHARE ....................          $11.43
                                                          ======
CLASS D SHARES:
Net Assets .....................................      $5,426,519
Shares Outstanding (unlimited authorized, $.01
   par value) ..................................         464,815
  NET ASSET VALUE PER SHARE ....................          $11.67
                                                          ======

STATEMENT OF OPERATIONS
For the year ended February 28, 2001

NET INVESTMENT LOSS:
INCOME
Dividends (net of $5,512 foreign withholding
   tax) ...........................................   $  1,235,116
Interest ..........................................        480,188
                                                      ------------
  TOTAL INCOME ....................................      1,715,304
                                                      ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         12,341
Plan of distribution fee (Class B shares) .........      1,073,387
Plan of distribution fee (Class C shares) .........         73,518
Investment management fee .........................        742,059
Transfer agent fees and expenses ..................        147,767
Shareholder reports and notices ...................         72,430
Registration fees .................................         49,318
Professional fees .................................         47,683
Custodian fees ....................................         35,582
Trustees' fees and expenses .......................         11,067
Other .............................................         27,509
                                                      ------------
    TOTAL EXPENSES ................................      2,292,661
                                                      ------------
    NET INVESTMENT LOSS ...........................       (577,357)
                                                      ------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
     Investments ..................................     (2,603,753)
     Futures contracts ............................     (1,286,720)
                                                      ------------
    NET LOSS ......................................     (3,890,473)
                                                      ------------
Net change in unrealized appreciation/depreciation on:
     Investments ..................................    (10,452,750)
     Futures contracts ............................       (186,893)
                                                      ------------
    NET DEPRECIATION ..............................    (10,639,643)
                                                      ------------
    NET LOSS ......................................    (14,530,116)
                                                      ------------
NET DECREASE ......................................   $(15,107,473)
                                                      ============



                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE YEAR       FOR THE YEAR
                                                                    ENDED               ENDED
                                                              FEBRUARY 28, 2001   FEBRUARY 29, 2000
                                                             ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ........................................    $    (577,357)      $   (714,457)
Net realized loss ..........................................       (3,890,473)        (1,590,815)
Net change in unrealized appreciation/depreciation .........      (10,639,643)        13,055,695
                                                                -------------       ------------
   NET INCREASE (DECREASE) .................................      (15,107,473)        10,750,423
                                                                -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .............................................                -            (16,029)
Class B shares .............................................                -           (368,751)
Class C shares .............................................                -            (29,852)
Class D shares .............................................                -               (910)
                                                                -------------       ------------
   TOTAL DISTRIBUTIONS .....................................                -           (415,542)
                                                                -------------       ------------
Net increase from transactions in shares of
  beneficial interest ......................................        6,037,016         17,812,441
                                                                -------------       ------------
   NET INCREASE (DECREASE) .................................       (9,070,457)        28,147,322
NET ASSETS:
Beginning of period . ......................................      121,057,268         92,909,946
                                                                -------------       ------------
   END OF PERIOD ...........................................    $ 111,986,811       $121,057,268
                                                                =============       ============



                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Select Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a total return (before expenses) that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the S&P 500 Index. The Fund was organized as a Massachusetts business trust on June 8, 1998 and commenced operations on September 28, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001, continued

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS - A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001, continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $5,235,012 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.88%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $305, $300,922 and $8,961, respectively and received $11,119 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001, continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2001 aggregated $73,964,661 and $70,203,381, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                  FOR THE YEAR                    FOR THE YEAR
                                                     ENDED                            ENDED
                                               FEBRUARY 28, 2001                FEBRUARY 29, 2000
                                        -------------------------------- -------------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                        --------------- ----------------  --------------- ---------------
CLASS A SHARES
Sold ..................................       241,053    $   3,071,236          195,682    $   2,483,357
Reinvestment of distributions .........             -                -            1,113           14,063
Redeemed ..............................       (73,604)        (996,582)        (115,113)      (1,473,680)
                                           ----------    -------------       ----------    -------------
Net increase - Class A ................       167,449        2,074,654           81,682        1,023,740
                                           ----------    -------------       ----------    -------------

CLASS B SHARES
Sold ..................................     1,972,226       26,235,756        3,616,854       45,961,205
Reinvestment of distributions .........             -                -           26,589          334,485
Redeemed ..............................    (2,027,325)     (26,725,092)      (2,525,828)     (32,424,065)
                                           ----------    -------------       ----------    -------------
Net increase (decrease) - Class B .....       (55,099)        (489,336)       1,117,615       13,871,625
                                           ----------    -------------       ----------    -------------

CLASS C SHARES
Sold ..................................       249,030        3,256,227          379,260        4,809,371
Reinvestment of distributions .........             -                -            2,318           29,166
Redeemed ..............................      (276,303)      (3,673,596)        (223,405)      (2,877,016)
                                           ----------    -------------       ----------    -------------
Net increase (decrease) - Class C .....       (27,273)        (417,369)         158,173        1,961,521
                                           ----------    -------------       ----------    -------------

CLASS D SHARES
Sold ..................................       422,856        5,477,213           76,694        1,032,652
Reinvestment of distributions .........             -                -               54              685
Redeemed ..............................       (45,853)        (608,146)          (6,132)         (77,782)
                                           ----------    -------------       ----------    -------------
Net increase - Class D ................       377,003        4,869,067           70,616          955,555
                                           ----------    -------------       ----------    -------------
Net increase in Fund ..................       462,080    $   6,037,016        1,428,086    $  17,812,441
                                           ==========    =============       ==========    =============

6. FEDERAL INCOME TAX STATUS


At February 28, 2001, the Fund had a net capital loss carryover of approximately $1,798,000, of which $687,000 will be available through February 29, 2008 and $1,111,000 will be available through February 28, 2009 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
NOTES TO FINANCIAL STATEMENTS February 28, 2001, continued



Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,340,000 during fiscal 2001.

As of February 28, 2001, the Fund had temporary book/tax differences attributable to post-October losses, the mark-to-market of futures contracts and capital loss deferrals on wash sales and permanent book/tax difference attributable to a net operating loss. To reflect reclassifications arising from permanent differences, paid-in-capital was charged and net investment loss was credited $577,357.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At February 28, 2001, the Fund had outstanding futures contracts.

MORGAN STANLEY DEAN WITTER S&P 500 Select Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                           FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR        SEPTEMBER 28, 1998*
                                                                  ENDED                 ENDED                  THROUGH
                                                            FEBRUARY 28, 2001     FEBRUARY 29, 2000       FEBRUARY 28, 1999
                                                           -------------------   -------------------   ----------------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $13.10                   $11.79                  $10.00
                                                               ------                   ------                  ------
Income (loss) from investment operations:
 Net investment income .................................         0.03                     0.01                    0.02
 Net realized and unrealized gain (loss) ...............        (1.52)                    1.34                    1.81
                                                               ------                   ------                  ------
Total income (loss) from investment operations .........        (1.49)                    1.35                    1.83
                                                               ------                   ------                  ------
Less dividends and distributions from:
 Net investment income .................................            -                        -                   (0.02)
 Net realized gains ....................................            -                    (0.04)                  (0.02)
                                                               ------                   ------                  ------
Total dividends and distributions ......................            -                    (0.04)                  (0.04)
                                                               ------                   ------                  ------
Net asset value, end of period .........................       $11.61                   $13.10                  $11.79
                                                               ======                   ======                  ======
TOTAL RETURN+  .........................................       (11.37)%                  11.50%                  18.32%(1)

RATIOS TO AVERAGE NET ASSETS (4):
Expenses ...............................................         1.16%                    1.22%                   1.23%(2)(3)
Net investment income ..................................         0.22%                    0.11%                   0.38%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................       $6,115                   $4,703                  $3,269
Portfolio turnover rate ................................           61%                      26%                      3%(1)

-------------

*    Commencement of operations.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.55% and 0.06%, respectively, for the period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR         SEPTEMBER 28, 1998*
                                                                  ENDED                 ENDED                   THROUGH
                                                            FEBRUARY 28, 2001     FEBRUARY 29, 2000        FEBRUARY 28, 1999
                                                           -------------------   -------------------   ------------------------
CLASS B SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $12.98                      $11.76                 $10.00
                                                               ------                      ------                 ------
Income (loss) from investment operations:
 Net investment loss ...................................        (0.07)                      (0.08)                 (0.02)
 Net realized and unrealized gain (loss) ...............        (1.49)                       1.34                   1.80
                                                               ------                      ------                 ------
Total income (loss) from investment operations .........        (1.56)                       1.26                   1.78
                                                               ------                      ------                 ------
Less distributions from net realized gains .............            -                       (0.04)                 (0.02)++
                                                               ------                      ------                 ------
Net asset value, end of period .........................       $11.42                      $12.98                 $11.76
                                                               ======                      ======                 ======
TOTAL RETURN+ ..........................................       (12.02)%                     10.67%                 17.96%(1)

RATIOS TO AVERAGE NET ASSETS (4):
Expenses ...............................................         1.92%                       1.97%                  1.98%(2)(3)
Net investment loss ....................................        (0.54)%                     (0.64)%                (0.37)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $92,712                    $106,070                $83,021
Portfolio turnover rate ................................           61%                         26%                     3%(1)

--------------
*    Commencement of operations.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++   Includes $0.002 of dividends from net investment income.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively, for period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 Select Fund
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR         SEPTEMBER 28, 1998*
                                                                  ENDED                 ENDED                   THROUGH
                                                            FEBRUARY 28, 2001     FEBRUARY 29, 2000        FEBRUARY 28, 1999
                                                           -------------------   -------------------   ------------------------
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $12.98                  $11.77                  $10.00
                                                                 ------                  ------                  ------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.05)                  (0.08)                  (0.02)
 Net realized and unrealized gain (loss) ...............          (1.50)                   1.33                    1.81
                                                                 ------                  ------                  ------
Total income (loss) from investment operations .........          (1.55)                   1.25                    1.79
                                                                 ------                  ------                  ------
Less distributions from net realized gains .............              -                   (0.04)                  (0.02)++
                                                                 ------                  ------                  ------
Net asset value, end of period .........................         $11.43                  $12.98                  $11.77
                                                                 ======                  ======                  ======
TOTAL RETURN + .........................................         (11.86)%                 10.67%                  17.94%(1)

RATIOS TO AVERAGE NET ASSETS (4):
Expenses ...............................................           1.80%                   1.97%                   1.98%(2)(3)
Net investment loss ....................................          (0.42)%                 (0.64)%                 (0.37)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $7,734                  $9,131                  $6,417
Portfolio turnover rate ................................             61%                     26%                      3%(1)

--------------
*    Commencement of operations.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
++   Includes $.000859 of dividends from net investment income.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 2.30% and (0.69)%, respectively, for the period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                           FOR THE PERIOD
                                                               FOR THE YEAR          FOR THE YEAR        SEPTEMBER 28, 1998*
                                                                  ENDED                 ENDED                  THROUGH
                                                            FEBRUARY 28, 2001     FEBRUARY 29, 2000       FEBRUARY 28, 1999
                                                           -------------------   -------------------   ----------------------
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $13.14                   $11.79                  $10.00
                                                              ------                   ------                  ------
Income (loss) from investment operations:
 Net investment income .................................        0.07                     0.04                    0.02
 Net realized and unrealized gain (loss) ...............       (1.54)                    1.35                    1.81
                                                              ------                   ------                  ------
Total income (loss) from investment operations .........       (1.47)                    1.39                    1.83
                                                              ------                   ------                  ------
Less dividends and distributions from:
 Net investment income .................................           -                        -                   (0.02)
 Net realized gains ....................................           -                    (0.04)                  (0.02)
                                                              ------                   ------                  ------
Total dividends and distributions ......................           -                    (0.04)                  (0.04)
                                                              ------                   ------                  ------
Net asset value, end of period .........................      $11.67                   $13.14                  $11.79
                                                              ======                   ======                  ======
TOTAL RETURN + .........................................      (11.19)%                  11.84%                  18.38%(1)

RATIOS TO AVERAGE NET ASSETS (4):
Expenses ...............................................        0.92%                    0.97%                   0.98%(2)(3)
Net investment income ..................................        0.46%                    0.36%                   0.63%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $5,427                   $1,153                    $203
Portfolio turnover rate ................................          61%                      26%                      3%(1)

--------------
*    Commencement of operations.
# The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 1.30% and 0.31%, respectively, for the period ended February 28, 1999.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter S&P 500 Select Fund (the "Fund"), including the portfolio of investments, as of February 28, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 29, 2000 and the financial highlights for each of the respective stated periods ended February 29, 2000 were audited by other independent accountants whose report, dated April 17, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter S&P 500 Select Fund as of February 28, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
April 12, 2001

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Jason Norris
Assistant Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
S&P 500
SELECT FUND


[Graphic]


ANNUAL REPORT
FEBRUARY 28, 2001